Operating Revenue-Geographic Location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Revenue
Revenues	$ 1,014,110	$ 973,583	$ 993,344
Australia-Asia
Operating Revenue
Revenues	532,800	519,759	482,769
Europe
Operating Revenue
Revenues	$ 481,310	$ 453,824	507,293
America
Operating Revenue
Revenues			$ 3,282